UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-5022
Skyline Funds
(Exact name of registrant as specified in charter)
311 South Wacker Drive, Suite 4500 Chicago, IL		60606
(Address of principal executive offices)		(Zip code)
William M. Dutton Skyline Funds 311 South Wacker Drive, Suite 4500 Chicago, IL 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:		(312) 913-0900

Date of fiscal year end:	12/31/06

Date of reporting period:	9/30/06

Item 1. Schedule of Investments.

PORTFOLIO HOLDINGS as of September 30, 2006

	COMPANY	NUMBER	MARKET
	DESCRIPTION	SHARES	VALUE
COMMON STOCKS

Autos & Transportation - 7.1%
Autos - 1.8%
Aftermarket Technology Corp. (a)	Provider of remanufactured transmissions	321,900	$5,716,944
American Axle & Mfg. Holdings, Inc.	Auto parts manufacturer	258,500	4,314,365
			10,031,309
Other Transportation - 4.3%
Interpool, Inc.	Container leasing firm	346,900	7,791,374
Laidlaw International, Inc.	Provider of transportation services	197,928	5,409,372
Ryder System, Inc.	Truck leasing company	108,600	5,612,448
SkyWest, Inc.	Regional Airline	221,880	5,440,498
			24,253,692

Trucking - 1.0%
Swift Transportation Co., Inc. (a)	Truckload carrier	227,100	5,386,812

Total Autos & Transportation			39,671,813

Consumer Discretionary - 16.0%
Commercial Services - 6.5%
Adesa, Inc.	Wholesale vehicle auctioneer	484,300	11,192,173
Heidrick & Struggles Intl., Inc. (a)	Executive search and leadership consulting services	307,700	11,077,200
Navigant Consulting, Inc. (a)	Provider of financial and legal consulting to business	414,600	8,316,876
Watson Wyatt Worldwide, Inc.	Benefit consulting company	139,600	5,712,432
			36,298,681

Consumer Products/Services - 3.7%
The Scotts Miracle-Gro Company	Turf & horticultural products	212,870	9,470,586
The Toro Company	Turf maintenance products	261,000	11,006,370
			20,476,956

Restaurants - 3.0%
Rare Hospitality (a)	Steakhouse operator	257,800	7,878,368
The Steak n Shake Company (a)	Casual dining	530,200	8,955,078
			16,833,446

Retail - 2.8%
Big 5 Sporting Goods Corporation	Regional sporting goods retailer	346,700	7,904,760
Jos. A. Bank Clothiers, Inc. (a)	Men’s clothing retailer	262,200	7,855,512
			15,760,272

Total Consumer Discretionary			89,369,355

Financial Services - 27.0%
Banks/Thrifts - 5.9%
Placer Sierra Bancshares	Regional bank	262,300	5,825,683
Prosperity Bancshares, Inc.	Regional bank	284,700	9,691,188
Provident Bankshares Corporation	Commercial bank	189,800	7,032,090
Sterling Financial Corporation	Commercial bank	315,995	10,247,718
			32,796,679

Insurance - 13.7%
Aspen Insurance Holdings Limited	Property & casualty insurance	359,900	9,296,217
Clark, Inc.	Insurance brokerage and consulting	366,500	4,130,455
Conseco, Inc. (a)	Life & health insurer	608,700	12,776,613
Delphi Financial Group, Inc.	Accident & health insurance	318,202	12,689,896
RAM Holdings, Inc. (a)	Financial guaranty reinsurance	484,300	6,295,900
Reinsurance Group of America, Inc.	Life reinsurer	258,500	13,423,905
Seabright Insurance Holdings (a)	Insurance property casualty	370,281	5,172,826
Triad Guaranty Inc. (a)	Mortgage insurance	88,230	4,514,729
U.S.I. Holdings Corporation (a)	Insurance brokerage	593,053	8,035,868
			76,336,409

Other Financial Services - 4.7%
CompuCredit Corporation (a)	Sub-prime credit cards	235,600	7,117,476
Cowen Group, Inc. (a)	Investment bank	344,303	5,443,430
MCG Capital Corporation	Business development company	625,400	10,212,782
United Panam Financial Corp (a)	Sub-prime auto lender	238,900	3,698,172
			26,471,860

Real Estate Investment Trusts - 2.7%
iStar Financial Inc.	Commercial real estate lender	359,900	15,007,830

Total Financial Services			150,612,778

Health Care - 3.1%
Health Care Services - 3.1%
Centene Corporation (a)	Medicaid managed care	566,200	9,308,328
Triad Hospitals, Inc. (a)	Hospital operator	183,300	8,070,699

Total Health Care			17,379,027

Materials & Processing - 8.7%
Building/Construction Products - 3.5%
NCI Building Systems, Inc. (a)	Metal buildings	235,600	13,704,852
Walter Industries, Inc	Natural resources & water products	134,100	5,723,388
			19,428,240

Specialty Chemicals - 5.2%
Albemarle Corporation	Specialty chemicals	215,200	11,691,816
Cytec Industries Inc.	Specialty chemicals	307,700	17,105,043
			28,796,859

Total Materials & Processing			48,225,099

Other Energy - 1.5%
Equipment & Services - 1.0%
Key Energy Services, Inc. (a)	Workover services provider	397,700	5,408,720

Exploration & Production - 0.5%
Newfield Exploration Company (a)	Oil & gas producer	78,500	3,025,390

Total Other Energy			8,434,110

Producer Durables - 10.7%

Aerospace - 0.8%
Curtiss-Wright Corporation	Aerospace & defense components mfg.	148,600	4,510,010

Diversified Manufacturing - 4.1%
Carlisle Companies Incorporated	Industrial conglomerate	101,400	8,527,740
Crane Co.	Industrial conglomerate	343,600	14,362,480
			22,890,220
Electrical Equipment - 4.5%
Acuity Brands, Inc.	Manufacturer of lighting fixtures	149,602	6,791,931
Belden CDT Inc.	Networking cable manufacturer	161,600	6,177,968
Commscope, Inc. (a)	Networking cable manufacturer	227,110	7,462,834
Diebold, Incorporated	Manufacturer of ATMs	99,900	4,348,647
			24,781,380

Machinery - 1.3%
United Rentals, Inc. (a)	Equipment rental	312,000	7,254,000

Total Producer Durables			59,435,610

Technology - 19.4%
Distribution - 1.7%
Synnex Corporation (a)	Distributor of PCs and peripherals	405,800	9,337,458

Electronic Components - 4.6%
AMIS Holding, Inc. (a)	Manufacturer of analog semiconductors	509,950	4,839,426
Fairchild Semiconductor Int’l., Inc. (a)	Semiconductors	425,400	7,954,980
Hutchinson Technology (a)	Manufacturer of disk drive components	196,400	4,130,292
SMART Modular Technologies (WWH), Inc. (a)	Manufacturer of memory modules	868,662	8,660,560
			25,585,258

Other Technology - 6.3%
Benchmark Electronics, Inc. (a)	Contract manufacturer	328,300	8,824,704
Electronics for Imaging, Inc. (a)	Products that support color printing	425,200	9,728,576
NETGEAR, Inc. (a)	Manufacturer of networking equipment	307,700	6,335,543
Park Electrochemical Corporation	Advanced electronic materials	186,600	5,911,488

Plexus Corp. (a)	Contract manufacturer	212,100	4,072,320
			34,872,631
Services - 2.5%
Kanbay International, Inc. (a)	Provider of offshore IT services	408,660	8,402,050
Perot Systems Corp (a)	IT consulting	419,470	5,784,491
			14,186,541

Software - 2.2%
Mentor Graphics Corporation (a)	Provider of EDA software	272,965	3,843,347
Parametric Technology Corp (a)	Design & collaboration software	473,320	8,264,167
			12,107,514
Telecommunications - 2.1%
Andrew Corp (a)	Manufacturer of equipment for cell sites	801,800	7,400,614
Arris Group, Inc. (a)	Manufacturer of equipment for broadband networks	373,100	4,275,726
Stratex Networks, Inc. (a)	Manufacturer of microwave radios	52,000	230,880
			11,907,220

Total Technology			107,996,622

Utilities - 1.5%
Telecommunication Services - 1.5%
Cincinnati Bell, Inc. (a)	Local wireline and wireless services	1,738,846	8,381,238

Total Utilities			8,381,238

TOTAL COMMON STOCKS - 95.0%
(Cost $450,606,836)			529,505,652

MONEY MARKET INSTRUMENTS
US Bank Demand Note, 5.07% (b)			2,134,122
US Bank Commercial Paper, 5.15%, due 10/02/06			26,980,000

TOTAL MONEY MARKET INSTRUMENTS - 5.2%
(Cost $29,114,122)			29,114,122

TOTAL INVESTMENTS - 100.2%
(Cost $479,720,958)			558,619,774

OTHER ASSETS LESS LIABILITIES - (0.2)%			(1,122,989)

NET ASSETS - 100%			$557,496,785

(a) Non-income producing security.

(b) Variable rate demand note. Interest rate is reset every seven days. Rate disclosed represents rate in effect on September 30, 2006.

See accompanying notes to financial statements.

Notes to Schedule of Portfolio Holdings:

•                                          Security valuation – Investments are stated at value. Each equity security traded on a securities exchange shall be valued at the last current sale price as of the time of valuation on the exchange on which the security is principally traded (the “principal exchange”), or lacking any current reported sale on the principal exchange at the time of valuation, at the most recent bid quotation on the principal exchange. Each over-the-counter security traded in the Nasdaq Stock Market (“Nasdaq”) shall be valued at the Nasdaq Official Closing Price (“NOCP”), as determined by Nasdaq, or lacking an NOCP, the last current reported sale price as of the time of valuation on Nasdaq, or lacking any current reported sale on Nasdaq at the time of valuation, at the most recent bid quotation on Nasdaq. For certain fixed-income securities, Skyline Funds’ Board of Trustees has authorized the use of market valuations provided by an independent pricing service. Short-term instruments with sixty days or less to maturity are valued at amortized cost which approximates market value. Securities or other assets for which market quotations are not readily available, which may include certain restricted securities, are valued at a fair value as determined in good faith by the Skyline Funds’ Board of Trustees or a committee thereof.

•                                          Security transactions – Security transactions are accounted for on the trade date (date the order to buy or sell is executed).

•                                          Federal income taxes – Cost of investments for federal income tax purposes was substantially the same as book cost of $450,606,836 on September 30, 2006, net unrealized appreciation was $78,898,816, consisting of gross unrealized appreciation of $99,112,809 and gross unrealized depreciation of $20,213,993.

Item 2. Controls and Procedures.

(a)   The Registrant’s President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)   There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

Signatures

                Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Skyline Funds

By (Signature and Title)*	/s/ William M. Dutton	William M. Dutton, President

Date		Oct. 26, 2006

                Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ William M. Dutton	William M. Dutton, President

Date		Oct. 26, 2006

By (Signature and Title)*	/s/ Benjamin J. Kim	Benjamin J. Kim, Treasurer

Date		Oct. 26, 2006

* Print the name and title of each signing officer under his or her signature.